Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Loss (AOCL), Net of Income Taxes
The components of accumulated other comprehensive loss (AOCL), net of income taxes, were as follows at December 31:

	2014	2013
Unrealized losses on cash flow hedges	$8,291	$10,026
Other	122	125
	$8,413	$10,151